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                               ALLIANCEBERNSTEIN
                                  Investments


                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                  -AllianceBernstein VPS Wealth Appreciation Strategy Portfolio
                      -AllianceBernstein VPS Balanced Wealth Strategy Portfolio

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Supplement dated March 5, 2007 to the Prospectus dated May 1, 2006 for
AllianceBernstein Variable Products Series Fund, Inc. (the "Prospectus"), offering Class A shares of the AllianceBernstein VPS Wealth Appreciation Strategy Portfolio and the AllianceBernstein VPS Balanced Wealth Strategy Portfolio (each a "Portfolio" and together the "Portfolios").

The following information replaces, as of February 12, 2007, the Operating Expenses tables for the AllianceBernstein VPS Wealth Appreciation Strategy Portfolio and the AllianceBernstein VPS Balanced Wealth Strategy Portfolio in the section entitled "FEES AND EXPENSES OF THE PORTFOLIOS - ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets) and EXAMPLES."

AllianceBernstein VPS Wealth Appreciation Strategy Portfolio
  Management Fees...........................................   .65%  After 1 year       $   92
  Other Expenses............................................  1.80%  After 3 years (c)  $  615
                                                             -----
  Total Portfolio Operating Expenses........................  2.45%  After 5 years (c)  $1,165
                                                             =====
  Waiver and/or Expense Reimbursement (b)................... (1.55)% After 10 years (c) $2,668
                                                             -----
  Net Expenses..............................................   .90%
                                                             =====
AllianceBernstein VPS Balanced Wealth Strategy Portfolio
  Management Fees...........................................   .55%  After 1 year       $   77
  Other Expenses............................................   .99%  After 3 years (c)  $  409
                                                             -----
  Total Portfolio Operating Expenses........................  1.54%  After 5 years (c)  $  765
                                                             =====
  Waiver and/or Expense Reimbursement (b)...................  (.79)% After 10 years (c) $1,767
                                                             -----
  Net Expenses..............................................   .75%
                                                             =====

The following information replaces, as of February 12, 2007, the footnote
(b) to the Operating Expenses tables in the section entitled "FEES AND EXPENSES OF THE PORTFOLIOS - ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets) and EXAMPLES."

(b)Reflects the Adviser's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Portfolio's operating expenses. This waiver extends through the current fiscal year for the AllianceBernstein VPS U.S. Large Cap Blended Style Portfolio, May 1, 2007 for the AllianceBernstein VPS Global Research Growth Portfolio and May 1, 2008 for the AllianceBernstein VPS Wealth Appreciation Strategy Portfolio and the AllianceBernstein VPS Balanced Wealth Strategy Portfolio and may be extended by the Adviser for additional one-year terms.

This Supplement should be read in conjunction with the Prospectus for the Portfolios.

You should retain this Supplement with your Prospectus for future reference.

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